Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(15)	Stock-based Compensation

The Company has two incentive stock option plans. The 1997 Incentive Stock Plan (the 1997 Plan), pursuant to which the Company’s Board of Directors could grant stock options to officers and key employees, became effective as of May 1, 1997. The 1997 Plan authorized grants of options to purchase up to 50,000 shares of the Company’s authorized, but unissued common stock. Accordingly, 50,000 shares of authorized, but unissued common stock were reserved for use in the 1997 Plan. All stock options were granted with an exercise price equal to the stock’s fair market value at the date of grant. At December 31, 2012, there were no additional shares available for grant under the 1997 Plan as the plan expired on May 1, 2007.

The 2004 Incentive Stock Plan (the 2004 Plan), pursuant to which the Company’s Board of Directors may grant stock options to officers and key employees, was approved by shareholders on April 13, 2004 and became effective as of May 1, 2004. The 2004 Plan authorizes grants of options to purchase up to 100,000 shares of the Company’s authorized, but unissued common stock. Accordingly, 100,000 shares of authorized, but unissued common stock were reserved for use in the 2004 Plan. All stock options are granted with an exercise price equal to the stock’s fair market value at the date of the grant. At December 31, 2012, there were 40,000 shares available for grant under the 2004 Plan.

Stock options generally have 10-year terms, vest at the rate of 25% per year, and become fully exercisable four years from the date of grant.

During 2012 and 2011, no stock options were granted or exercised. On May 1, 2012 and 2011, 11,000 and 1,000 shares, respectively of restricted stock were granted to employees. The 2012 grants will vest on the third anniversary of the grant date. The 2011 grant will vest on the second anniversary of the grant date. On May 1, 2010, options to acquire 48,000 shares of common stock were granted to employees. Equity awards to acquire 37,500 shares were granted in the form of incentive stock options with tandem stock appreciation rights with a four year vesting period, and 10,500 shares of restricted stock that vest on the third anniversary of the grant date were granted to employees.

At December 31, 2012, options for 18,125 shares were exercisable at an exercise price of $9.00 per share.

The Company expensed $26 in 2012 in compensation expensed as a direct result of the issuance of the 45,000 incentive stock options with tandem stock appreciation rights and will recognize $13 in 2013 and $3 in 2014 in compensation expense related to unvested stock options. The fair value $3.96 per share of each option grant is estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions used: dividend yield of 2.065%, expected volatility of 45.61%, a risk-free interest rate of 4.63%, and expected lives of 9 years.

The Company also expensed $57 in 2012 in compensation expensed as a direct result of the granting of 10,500 shares of restricted stock in 2010, 1,000 shares of restricted stock in 2011 and 11,000 shares of restricted stock in 2012 and will recognize $45 in 2013, $35 in 2014 and $8 in 2015. The restricted stock was granted at a market price of $9.25 per share

Stock option activity during the years ended December 31, 2012 and 2011 is as follows:

	Number of Shares	Weighted average exercise price

Balance at December 31, 2010	54,500	$10.66
Forfeited	9,500	14.00
Exercised	—
Granted	—
Balance at December 31, 2011	45,000	$10.66
Forfeited	7,750	$14.56
Exercised	—
Granted	—
Balance at December 31, 2012	37,250	$9.00

The following table summarizes information about stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding at 12/31/12	Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable at 12/31/2012	Weighted- Average Exercise Price

$9.00	37,250	7.4	$9.00	18,125	$9.00

The aggregate intrinsic value of options outstanding was $0, of options exercisable was $0, and of options unvested and expected to vest was $0 at December 31, 2012.

The aggregate intrinsic value of restricted stock granted during 2012 was $102.

The total intrinsic value (market value on date of exercise less exercise price) of options exercised during each of the years ended December 31, 2012 and 2011 was $0.